DISTRIBUTION OF PROFIT (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
DISTRIBUTION OF PROFIT
Percentage of profit after tax appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Non-distributable general reserve fund	$ 49,302,006	$ 49,302,006
Amount not subject to restrictions	101,131,004	145,432,288
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 741,993,388	$ 675,745,182